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MassMutual RetireSMART by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
INVESTMENT OBJECTIVE
The Fund seeks current income and some capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 226 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual RetireSMART by JPMorgan In Retirement Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual RetireSMART by JPMorgan In Retirement Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3
Management Fees		none	none	none	none	none	none		none
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%		0.50%
Other Expenses		0.31%	0.41%	0.51%	0.61%	0.51%	0.56%	[1]	0.51%
Acquired Fund Fees and Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%		0.43%
Total Annual Fund Operating Expenses	[2]	0.74%	0.84%	0.94%	1.04%	1.19%	1.24%		1.44%
Expense Reimbursement		(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)	(0.25%)		(0.25%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%		1.19%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.06%, 0.16%, 0.26%, 0.36%, 0.51%, 0.56%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual RetireSMART by JPMorgan In Retirement Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	50	211	387	895
Class R5	60	243	441	1,014
Service Class	70	275	496	1,132
Administrative Class	81	306	550	1,248
Class R4	96	353	630	1,421
Class A	645	898	1,171	1,947
Class R3	121	431	763	1,703

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who are retired or expect to retire soon. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”) and subadvised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.
Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund will typically invest 80% or more of its assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.
The Fund’s assets are allocated among Underlying Funds according to an asset allocation strategy that emphasizes fixed income and money market funds, but also includes smaller allocations to equity and certain other funds.
The table below shows the Fund’s strategic target allocations among asset and sub-asset classes as of February 1, 2024.
Strategic Target Allocations(1)
Fixed Income	55.00%
U.S. Fixed Income	41.60%
Inflation Managed	5.00%
High Yield Fixed Income	6.60%
Emerging Markets Debt	1.80%
Equity	40.00%
U.S. Large Cap Equity	21.15%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	1.55%
REITs	0.80%
International Equity	10.00%
Emerging Markets Equity	3.70%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%

The Fund utilizes Underlying Funds to implement its strategic target allocations.

Note: Above allocations may not sum up to 100% due to rounding.
The Fund’s actual allocations at any time will likely differ from those shown in the table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes.
J.P. Morgan will periodically assess the strategic target allocations shown above, and may make adjustments to them, taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon, and data on the savings and spending behavior of investors. Based on J.P. Morgan’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of J.P. Morgan’s ability to make these modifications, the Fund’s actual allocations may differ from the strategic target allocations shown above by as much as +/- 15%. In addition, as J.P. Morgan monitors the risk profile of the Fund in various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (which may include a fund or funds subadvised by J.P. Morgan); the Fund will normally invest no more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or were not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s approximate allocation, as of January 12, 2024, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may in its absolute discretion modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Equity Asset Fund	9.33%
MassMutual Core Bond Fund	22.74%
Vanguard Total Bond Market Index Fund	5.82%
MassMutual Total Return Bond Fund	7.63%
MassMutual Strategic Bond Fund	7.61%
MassMutual High Yield Fund	7.31%
JPMorgan U.S. Government Money Market Fund	8.41%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class A shares of the Fund reflects any applicable sales charge. Performance for Class I, Class R5, and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Service Class shares, adjusted for Class R4 shares to reflect Class R4 expenses. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Service Class Shares

Highest Quarter:	2Q ’20,	9.93%	Lowest Quarter:	1Q ’20,	–10.58%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual RetireSMART by JPMorgan In Retirement Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Service Class	11.14%	5.19%	3.72%
Class I	11.42%	5.39%	3.91%
Class R5	11.28%	5.29%	3.80%
Administrative Class	11.12%	5.08%	3.63%
Class R4	10.94%	4.92%	3.45%
Class A	4.76%	3.63%	2.78%
Class R3	10.61%	4.67%	3.21%
After Taxes on Distributions | Service Class	9.93%	3.18%	2.20%
After Taxes on Distributions and Sale of Fund Shares | Service Class	6.73%	3.54%	2.43%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	10.35%	4.90%	3.98%